Goodwill, Trademarks and Intangible Assets (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross Goodwill Roll Forward
Balance at beginning of period		$ 551,879	$ 551,879
Additions from business acquisitions		395	0
Balance at end of period	552,274	552,274	551,879
Accumulated Impairment Roll Forward
Balance at beginning of period		(375,295)	(375,295)
Impairment charges	(157,000)	(158,884)	0
Balance at end of period	(534,179)	(534,179)	(375,295)
Net Carrying Value	$ 18,095	$ 18,095	$ 176,584	$ 176,584